COSTS AND EXPENSES BY NATURE (Details) - Schedule of operating costs and administrative expenses - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of operating costs and administrative expenses [Abstract]
Aircraft fuel		$ 1,045,343	$ 2,929,008	$ 2,983,028
Other rentals and landing fees	[1]	720,005	1,275,859	1,206,881
Aircraft maintenance		472,382	444,611	366,627
Comisions		91,910	221,884	222,506
Passenger services		97,688	261,330	280,279
Other operating expenses		1,221,183	1,291,895	1,229,311
Total		$ 3,648,511	$ 6,424,587	$ 6,288,632

[1]	Lease expenses are included within this amount (See Note 2.21)